Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Inventories - Schedule Of Inventories
Goods for resale	$ 435	$ 353
Inventories	$ 435	$ 353